Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 33,019	$ 30,357	$ 40,271
Work in process	5,828	3,033	4,618
Finished goods	2,509	4,453	12,651
Total inventories	$ 41,356	$ 37,843	$ 57,540